Fair Value Measurements - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Measured at Fair Value	$ 0	$ 0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Measured at Fair Value	$ 0	$ 0